Commitments and contingencies (Details 3) In Thousands, unless otherwise specified						6 Months Ended		88 Months Ended	6 Months Ended		47 Months Ended	12 Months Ended
	Mar. 31, 2014 Research and development of medicines USD ($)	Mar. 31, 2014 Research and development of medicines CNY	Mar. 31, 2013 Research and development of medicines CNY	Mar. 31, 2014 Co-operation agreement USD ($)	Mar. 31, 2014 Co-operation agreement CNY	Mar. 31, 2014 Co-operation agreement Peking University People's Hospital USD ($)	Mar. 31, 2014 Co-operation agreement Peking University People's Hospital CNY	Sep. 30, 2013 Co-operation agreement Peking University People's Hospital CNY	Mar. 31, 2014 Co-operation agreement Guangdong Women and Children's Hospital and Health Institute USD ($)	Mar. 31, 2014 Co-operation agreement Guangdong Women and Children's Hospital and Health Institute CNY	Sep. 30, 2013 Co-operation agreement Guangdong Women and Children's Hospital and Health Institute CNY	Mar. 31, 2014 Co-operation agreement Zhejiang Provincial Blood Center USD ($)	Mar. 31, 2014 Co-operation agreement Zhejiang Provincial Blood Center CNY
Operating Lease, Contractual, and Capital Commitments
Commitment as of year end	$ 322	2,000	2,000	$ 16,178	100,567
Annual advisory fee						$ 418	2,600	2,000	$ 515	3,200	2,000	$ 322	2,000
Annual advisory fee, time period						20 years	20 years					3 years	3 years